UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/02

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		D. J. St. Germain Co., Inc.
Address: 	1500 Main Street
		Springfield, MA 01115


13F File Number:  28-06725

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	R. Gregory Gale
Title:	VP, Corporate Operations
Phone:	413-733-5111

Signature, Place, and Date of Signing:

	R. Gregory Gale             Springfield, MA            01/31/03


Report Type (Check only one.):

[XX]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:	"0"

Form 13F Information Table Entry Total:	52

Form 13F Information Table Value Total:	$398730
					(thousands)


List of Other Included Managers:

"NONE"

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABORATORIES (ABT)      COM              002824100    10783 269576.00SH       SOLE                269576.00
ALBERTSONS INC COM             COM              013104104     3787 170113.00SH       SOLE                170113.00
ALLSTATE CORP (ALL)            COM              020002101     4488 121325.00SH       SOLE                121325.00
ALTERNATIVE TECH RES COM       COM              02145H104       19 30000.00 SH       SOLE                 30000.00
AMERICAN EXPRESS CO COM        COM              025816109     9170 259419.00SH       SOLE                259419.00
AMERICAN INT'L GROUP, INC(AIG) COM              026874107    16079 277950.00SH       SOLE                277950.00
AT&T CORP.(T)                  COM              001957109      976 37397.00 SH       SOLE                 37397.00
AT&T WIRELESS SVCS INC COM     COM              00209A106      137 24301.00 SH       SOLE                 24301.00
BANK NEW YORK INC COM          COM              064057102     2704 112836.00SH       SOLE                112836.00
BANK ONE CP-NEW (ONE)          COM              06423A103      754 20630.00 SH       SOLE                 20630.00
BAXTER INTERNATIONAL INC,(BAX) COM              071813109     7304 260865.00SH       SOLE                260865.00
BELLSOUTH (BLS)                COM              079860102      201  7758.00 SH       SOLE                  7758.00
CARDINAL HEALTHCARE            COM              14149Y108    23301 393659.00SH       SOLE                393659.00
CARNIVAL CORP.(CCL)            COM              143658102     3782 151601.00SH       SOLE                151601.00
CHEVRONTEXACO CORP COM         COM              166764100    16876 253852.00SH       SOLE                253852.00
CHITTENDEN CORPORATION (CHZ)   COM              170228100      504 19795.00 SH       SOLE                 19795.00
CITIGROUP, INC.                COM              172967101    16622 472358.93SH       SOLE                472358.93
COCA COLA CO COM               COM              191216100      307  7000.00 SH       SOLE                  7000.00
COMCAST CL A (CMCSA)(NEW)      COM              20030N101     1465 62154.01 SH       SOLE                 62154.01
COMPUTER SCIENCES CORP COM     COM              205363104     5380 156159.00SH       SOLE                156159.00
CONAGRA, INC.(CAG)             COM              205887102     1364 54525.00 SH       SOLE                 54525.00
CROWN CORK & SEAL INC (CCK)    COM              228255105      539 67800.00 SH       SOLE                 67800.00
DEERE & CO (DE)                COM              244199105     3154 68794.00 SH       SOLE                 68794.00
DONNELLEY R R & SONS COM       COM              257867101      242 11100.00 SH       SOLE                 11100.00
DUKE ENERGY CORP. (DUK)        COM              264399106    14371 735475.00SH       SOLE                735475.00
DUPONT E.I.DE NEMOU (DD)       COM              263534109     9744 229807.00SH       SOLE                229807.00
EXXONMOBIL CORP (XOM)          COM              30231G102    12585 360192.00SH       SOLE                360192.00
FEDERAL NATL MTG ASSN.(FNM)    COM              313586109    13608 211533.00SH       SOLE                211533.00
GENERAL ELECTRIC CO. (GE)      COM              369604103    17831 732268.00SH       SOLE                732268.00
ILLINOIS TOOL WKS INC COM      COM              452308109     7305 112630.00SH       SOLE                112630.00
INTEL CORP (INTC)              COM              458140100    19745 1268167.00SH      SOLE               1268167.00
INTERNATIONAL BUS MACH COM     COM              459200101    13924 179666.00SH       SOLE                179666.00
KIMBERLY-CLARK CORP.(KMB)      COM              494368103    22446 472847.00SH       SOLE                472847.00
LILLY ELI & CO COM             COM              532457108      205  3226.00 SH       SOLE                  3226.00
LOWES COS INC COM              COM              548661107     9196 245225.00SH       SOLE                245225.00
MARRIOTT INTL INC NEW CL A     COM              571903202    12005 365225.00SH       SOLE                365225.00
MASCO CORP.(MAS)               COM              574599106     4939 234647.00SH       SOLE                234647.00
MATTEL, INC (MAT)              COM              577081102     3272 170875.00SH       SOLE                170875.00
MAY DEPT STORES CO COM         COM              577778103     2744 119425.00SH       SOLE                119425.00
MICROSOFT CORP COM             COM              594918104    27142 524981.00SH       SOLE                524981.00
NORFOLK SOUTHERN CORP (NSC)    COM              655844108     1414 70757.00 SH       SOLE                 70757.00
PFIZER, INC (PFE)              COM              717081103    19225 628878.00SH       SOLE                628878.00
PITNEY BOWES INC COM           COM              724479100     7131 218326.00SH       SOLE                218326.00
SCHERING PLOUGH CORP COM       COM              806605101     9704 437133.00SH       SOLE                437133.00
SOUTHWEST AIRLINES (LUV)       COM              844741108    10523 757051.00SH       SOLE                757051.00
STAPLES INC COM                COM              855030102      271 14836.00 SH       SOLE                 14836.00
TARGET CORP COM                COM              87612E106    10155 338508.00SH       SOLE                338508.00
UNITED PARCEL SERVICE CL B     COM              911312106     8301 131600.00SH       SOLE                131600.00
WACHOVIA CORP (WB)             COM              929903102     1687 46300.00 SH       SOLE                 46300.00
WELLS FARGO & CO (WFC)         COM              949746101     9068 193470.00SH       SOLE                193470.00
WYETH (PRE 031102 - AHP 026609 COM              983024100      251  6723.00 SH       SOLE                  6723.00